Other Receivables and Prepayments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Receivables and Prepayments
Deposits (Note a)			¥ 127,130		¥ 210,758
Cash advanced to staff			8,972		14,963
VAT receivable			362,217		473,932
Interest receivable			50,313		86,545
Advances to suppliers related to financing activities (Note b)			113,652		559,857
Advances to suppliers related to procurement activities			81,952		377,837
Prepaid expenses			21,348		52,383
Receivables on behalf of staffs for options exercised and non-vested shares vested					41,111
Others			5,657		63,959
Less: allowance for doubtful debts (note c)			(4,167)		(11,884)
Total	$ 288,596		767,074		¥ 1,869,461
Allowance for doubtful debts:
Balance at beginning of the year		¥ (4,167)
Allowance during the year	$ (1,835)	(11,884)	(4,167)	¥ 191
Write-offs during the year		4,167
Balance at end of the year		¥ (11,884)	¥ (4,167)